Revenue from contract with customer (Details) € in Millions, $ in Millions					1 Months Ended		2 Months Ended	12 Months Ended			15 Months Ended
	Nov. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Aug. 31, 2022 CHF (SFr)	Jan. 31, 2018 USD ($)	Dec. 20, 2019 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Jul. 31, 2022 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contract with customer								SFr 1,422,438	SFr 2,916,308	SFr 3,612,819
Contract asset and trade receivables								600,000	300,000
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item				2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contract with customer | $						$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $				$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contract with customer								1,400,000	2,900,000	3,600,000
Initial research term				2 years
Increment period for extension of research term				12 months
Number of newly identified compounds selected | item				1
Additional funding for research and development costs incurred	SFr 950,000	SFr 3,700,000	$ 2.8		SFr 850,000		$ 1.6
Research funding received											SFr 2,700,000
Research funding paid by investor to third parties											SFr 1,000,000.0
Contract asset and trade receivables								400,000	200,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $				$ 2.0
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item				1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contract with customer								SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €												€ 109